Consolidated statements of cash flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Net income	€ 417,811	€ 584,052
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment loss	841,707	783,735
Change in deferred taxes, net	(63,140)	(36,814)
(Gain) loss from the sale of fixed assets, right-of-use assets, investments and divestitures	82,753	(3,632)
Income from equity method investees	(29,854)	(50,178)
Interest expense, net	140,676	145,281
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts and other receivables from unrelated parties	(55,838)	(195,580)
Inventories	(118,345)	(115,701)
Other current and non-current assets	(39,883)	177,808
Accounts receivable from related parties	32,951	(12,975)
Accounts payable to related parties	(28,242)	3,941
Accounts payable to unrelated parties, provisions and other current and non-current liabilities	(274,801)	(78,558)
Income tax liabilities	224,506	223,041
Received dividends from investments in equity method investees	89,018	56,414
Paid interest	(138,032)	(171,384)
Received interest	26,620	29,221
Paid income taxes	(197,797)	(209,901)
Net cash provided by (used in) operating activities	910,110	1,128,770
Investing activities
Purchases of property, plant and equipment and capitalized development costs	(334,267)	(393,658)
Acquisitions, net of cash acquired, investments and purchases of intangible assets	(60,845)	(128,677)
Investments in debt securities	(85,807)	(62,317)
Proceeds from sale of property, plant and equipment	5,124	13,484
Proceeds from divestitures	39,901	1,851
Proceeds from sale of debt securities	26,906	96,139
Net cash provided by (used in) investing activities	(408,988)	(473,178)
Financing activities
Proceeds from short-term debt from unrelated parties	574,074	1,621,066
Repayments of short-term debt from unrelated parties	(367,433)	(365,178)
Proceeds from short-term debt from related parties	68,000	49,446
Repayments of short-term debt from related parties	(122,500)	(2,606)
Proceeds from long-term debt	248,342	1,230,106
Repayments of long-term debt	(716,357)	(2,042,787)
Repayments of lease liabilities from unrelated parties	(366,393)	(336,961)
Repayments of lease liabilities from related parties	(10,872)	(10,307)
Increase (decrease) of accounts receivable facility	166,226
Proceeds from exercise of stock options	20,145	5,228
Dividends paid	(395,556)	(392,455)
Distributions to noncontrolling interests	(139,009)	(159,281)
Contributions from noncontrolling interests	46,421	25,410
Net cash provided by (used in) financing activities	(994,912)	(378,319)
Effect of exchange rate changes on cash and cash equivalents	36,807	49,146
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(456,983)	326,419
Cash and cash equivalents at beginning of period	1,481,655	1,081,539
Cash and cash equivalents at end of period	€ 1,024,672	€ 1,407,958